Financial instruments and management of financial risks - Derivative gains and losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative assets | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other comprehensive income (effective portion)	$ 2,000,000	$ 1,000,000	$ 0
Gain (loss) reclassified from other comprehensive income to income (effective portion)	2,000,000	(1,000,000)	(3,000,000)
Derivatives held for hedging
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(27,000,000)	38,000,000	38,000,000
Gain (loss) reclassified from other comprehensive income to income (effective portion)	2,000,000	(10,000,000)	(3,000,000)
Derivatives held for hedging | Currency risk
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(29,000,000)	37,000,000	38,000,000
Gain (loss) reclassified from other comprehensive income to income (effective portion)	0	(9,000,000)	0
Cash flow hedging item (HFH) | Derivatives held for hedging
Disclosure of detailed information about financial instruments [line items]
Ineffective portion of derivative instruments classified as cash flow hedging items	$ 0	$ 0	$ 0